Related Party Transactions - Founder share (Details) - CIK0001815805 BROADSTONE ACQUISITION CORP.				2 Months Ended	8 Months Ended
	Oct. 25, 2020 shares	Oct. 14, 2020 shares	May 19, 2020 USD ($) D $ / shares shares	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares	Sep. 30, 2021 $ / shares
Related Party Transaction [Line Items]
Aggregate purchase price | $				$ 25,000	$ 25,000
Class B ordinary shares
Related Party Transaction [Line Items]
Shares forfeited	992,425
Ordinary shares, par value | $ / shares					$ 0.0001	$ 0.0001
Common stock, shares subject to forfeiture, as a percent of issued and outstanding shares (as a percent)					20.00%
Class B ordinary shares | Founder | Sponsor
Related Party Transaction [Line Items]
Aggregate purchase price | $			$ 25,000
Share price | $ / shares			$ 0.003
Number of shares agreed to issue			8,625,000
Ordinary shares, par value | $ / shares			$ 0.0001
Maximum shares subject to forfeiture			1,125,000
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders			20.00%
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination			1 year
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares			$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D			20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D			30
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences			150 days
Over-allotment option
Related Party Transaction [Line Items]
Number of shares agreed to issue		530,301
Over-allotment option | Class B ordinary shares
Related Party Transaction [Line Items]
Number of shares agreed to issue		530,301